Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (3,119)	$ (17,730)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	7,735	6,317
Amortization of deferred dry-docking costs	649	360
Amortization of deferred finance charges	383	186
Amortization of convertible promissory note beneficial conversion feature	1,330	688
Stock based compensation	662	119
Gain on debt refinancing	(11,392)	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	231	(310)
Inventories	(152)	10
Other current assets	570	160
Deferred charges	(199)	(183)
Other non-current assets	5	(5)
Trade accounts and other payables	161	(1,202)
Accrued liabilities	657	(618)
Deferred revenue	4	(87)
Net cash used in operating activities	(2,475)	(12,295)
Cash flows from investing activities:
Acquisition of vessels and improvements	(32,756)	0
Net cash used in investing activities	(32,756)	0
Cash flows from financing activities:
Net proceeds from issuance of common stock and warrants	2,713	4,080
Proceeds from long term debt	34,500	0
Proceeds from convertible promissory notes	9,000	9,400
Proceeds from related party debt	16,200	0
Payments of financing costs	(561)	(30)
Repayments of long term debt	(31,631)	(550)
Net cash provided by financing activities	30,221	12,900
Net (decrease) / increase in cash and cash equivalents and restricted cash	(5,010)	605
Cash and cash equivalents and restricted cash at beginning of period	15,908	3,354
Cash and cash equivalents and restricted cash at end of period	10,898	3,959
Cash paid during the period for:
Interest	10,330	6,113
Non cash financing activities:
Conversion of related party debt into convertible promissory note	$ (4,750)	$ 0